Disclosure of detailed information about exploration and evaluation assets (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Exploration and evaluation assets, beginning of period	$ 14,861,032	$ 12,567,244
Expenditures	2,013,202	2,471,906
Impairment Loss	0	(178,118)	$ (223,938)
Exploration and evaluation assets, end of period	16,874,234	14,861,032	12,567,244
Separation Rapids Lithium Project [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	9,523,610	7,481,410
Expenditures	1,487,340	2,042,200
Impairment Loss	0	0
Exploration and evaluation assets, end of period	11,010,950	9,523,610	7,481,410
East Kemptville Tin-Indium Project [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	5,322,422	5,011,070
Expenditures	505,102	311,352
Impairment Loss	0	0
Exploration and evaluation assets, end of period	5,827,524	5,322,422	5,011,070
Warren Township Anorthosite Project [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	0	0
Expenditures	0	3,080
Impairment Loss	0	(3,080)
Exploration and evaluation assets, end of period	0	0	0
Mount Douglas Tin-Tungsten Property [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	0	46,663
Expenditures		88,446
Impairment Loss		(135,109)
Exploration and evaluation assets, end of period		0	46,663
Other [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	15,000	28,101
Expenditures	20,760	26,828
Impairment Loss	0	(39,929)
Exploration and evaluation assets, end of period	$ 35,760	$ 15,000	$ 28,101